Subsequent Event (Details) - USD ($) $ in Millions	1 Months Ended		4 Months Ended	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Apr. 28, 2025	Dec. 31, 2024	Jan. 31, 2024
Credit facility, 2024
Subsequent Event
Repayment				$ 0.0
Total credit available under this facility					$ 2.5
Proceeds from lines of credit				$ 2.5
Subsequent event | Credit facility, 2024
Subsequent Event
Repayment		$ 2.5
Subsequent event | Credit facility, 2025
Subsequent Event
Repayment			$ 0.0
Total credit available under this facility	$ 2.0
Interest rate (in %)	2.88%
Loan term	12 months
Proceeds from lines of credit			$ 1.3